Schedule of cash, cash equivalents and short-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2017	[1]
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	$ 113,568	$ 99,042	[1]	$ 38,453
Short-term investments	25,937	145,747	[1]
Operating cash
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	5,993	66,438
High interest savings accounts
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	$ 107,575	32,604
High interest savings accounts | Minimum
Disclosure Of Short Term Investments [Line Items]
Interest rate	1.45%
High interest savings accounts | Maximum
Disclosure Of Short Term Investments [Line Items]
Interest rate	2.10%
Term deposits & GIC
Disclosure Of Short Term Investments [Line Items]
Interest rate	4.25%
Maturity date	maturity of 3 to 12 months
Short-term investments	$ 25,937	$ 145,747
Term deposits & GIC | Minimum
Disclosure Of Short Term Investments [Line Items]
Interest rate	2.85%
Term deposits & GIC | Maximum
Disclosure Of Short Term Investments [Line Items]
Interest rate	4.25%

[1]	Restated